Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Commitments And Contingencies [Line Items]
Commitments and contingencies

18.   Commitments and contingencies:

(a)	Operating leases:

At December 31, 2019, the commitment under operating leases for vessels is $1,100,225,000 for the years from 2020 to 2029 and for office space is $7,362,000 for the years from 2020 to 2024. Total commitments under these leases are as follows:

2020	$153.8
2021	154.0
2022	148.5
2023	148.7
2024	150.9
Thereafter	351.7
$1,107.6

For operating leases indexed to three-months LIBOR, commitment under these leases are calculated using the LIBOR in place as at December 31, 2019 for the Company.

At December 31, 2018, the commitment under operating leases for vessels is $1,279,074,000 for the years from 2019 to 2029 and for office space is $8,401,000 for the years from 2019 to 2024. Total commitments under these leases are as follows:

2019	$160.0
2020	159.2
2021	158.3
2022	151.7
2023	150.8
Thereafter	507.5
$1,287.5

For operating leases indexed to three-months LIBOR, commitment under these leases are calculated using the LIBOR in place as at December 31, 2018 for the Company.

(b)	Vessel commitment:

In September 2019, the Company entered into an agreement to purchase a 2010-built 9600 TEU vessel for an aggregate purchase price of $33,100,000, with expected delivery by April 2020. At December 31, 2019, the Company had made a payment of $6,620,000 which was included in Other Assets. The remaining balance is due upon delivery.